BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function
Battery Material Plant project expenses	$ 5,976	$ 2,911
Battery Material Plant project expenses
Disclosure of attribution of expenses by nature to their function
Wages and benefits	754	768
Share-based compensation		112
Engineering	4,136	2,399
Professional fees	898	866
Materials, consumables, and supplies	686	130
Subcontracting	268	475
Amortization	177	27
Other	39	43
Grants	(718)	(1,678)
Tax credits	(264)	(231)
Battery Material Plant project expenses	5,976	2,911
Wages and subsidies net of grant	$ 81	$ 189